Leases - Summary of Operating Leases (Detail) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Jan. 01, 2021 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 22,174	$ 3,310	¥ 29,652	¥ 24,500
Liabilities
Operating lease liabilities, current	19,280	2,878	17,527
Operating lease liabilities, noncurrent	7,547	1,127	14,830
Total lease liabilities	¥ 26,827	$ 4,005	¥ 32,357	¥ 24,500